Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of minimum annual lease payments
2024
$
Leases	14,750
Consulting agreements	39,420
54,170

Schedule of royalty revenue
Royalty	$
Limpopo(1)(3)	6,729,170
Brits(1)(4)	1,250,000
Bullabulling(2)(5)	680,553
Koolyanobbing(6)	340,277
El Molino(7)	450,000
Uley(1)(8)	149,722
Winston Lake(9)	75,609
Norbec & Millenbach(9)	18,902

9,694,233